Commitments and Contingent Liabilities (Details) - Schedule of reduction of Research and Development Expenses - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other Commitments [Line Items]
Royalties provision		$ 94
Royalties to an ASIC designer [Member]
Other Commitments [Line Items]
Royalties provision		$ 94